STOCKHOLDERS’ EQUITY / (DEFICIT)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY / (DEFICIT)

NOTE 7 — STOCKHOLDERS’ EQUITY / (DEFICIT)

On May 11, 2024, the Board and Stockholders of the Company approved, and on May 14, 2024 the Company effected, a .57-for-1 reverse stock split. All share and per share numbers included in these condensed consolidated financial statements as of and for all periods presented reflect the effect of that stock split unless otherwise noted.

On November 25, 2024, the Company consummated its initial public offering (“IPO”) whereby it sold a total of 1,687,500 shares of common stock, at an offer price of $4.00 per share. The Company received net proceeds from the IPO of $5,960,000 after deducting underwriting expenses and commission of $790,000.

Concurrent with the closing of the IPO on November 25, 2024, the Company consummated a private offering, to certain of its existing security holders, of common stock warrants to purchase an aggregate of up to 382,205 shares of common stock (the “Common Warrants”) at an exercise price of $0.01 per share. The Common Warrants were sold in such private placement for a purchase price of $3.99 per Common Warrant, which was equal to the $4.00 price per share at which the common stock was sold in the IPO offering less the $0.01 exercise price. The Company received net proceeds from the private offering of Common Warrants of $1,397,998 after deducting underwriting discounts and commission of $127,000. The Common Warrants are immediately exercisable and will expire five years from the date of issuance. Subject to limited exceptions, a holder of Common Warrants will not have the right to exercise any portion of its Common Warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or, at the election of the holder, 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise. The Company offered the Common Warrants to enable certain existing security holders of the Company that were expected to participate in the offering to maintain their percentage ownership interest in the Company without violating the purchaser concentration rules of Nasdaq applicable to initial public offerings of common stock. The Common Warrants and the shares of common stock issuable upon exercise of such warrants were not registered under the Securities Act of 1933, as amended (the “Securities Act”), and were offered pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.

Concurrent with the closing of the IPO on November 25, 2024, any contingencies disclosed above related to the accounting treatment recognizing the conversion of debt to equity for the following private transactions were lifted as a result of the IPO (see Notes 5 and 6):

●	The 2022 and 2023 Convertible Promissory Notes which were previously exchanged for 3,312,148 shares of common stock and 507,394 prepaid warrants to purchase common stock (See Note 12);

●	The 2023 Series — Convertible Whiskey Special Ops 2023 Notes and related warrants which were previously exchanged for 2,399,090 shares of common stock and 546,927 prepaid warrants to purchase common stock (See Note 12);

●	The $399,667 received from the two separate investors under the terms of the May 2024 and July 2024 factoring agreements, including accrued fees and 66,549 related warrants, which was exchanged for an aggregate of 44,291 shares of Series A Preferred Stock and 24,978 warrants to purchase shares of common stock at $4.00 per share (including $266,667 received from a related party, which was exchanged for 29,661 shares of Series A Preferred Stock, and 16,667 warrants). (See Notes 5 and 12.)

●	The $250,000 received from an investor under the terms of a July 2024 accounts receivable factoring agreement, including accrued fees, which was exchanged for 27,700 shares of Series A Preferred Stock, including 15,625 warrants to purchase shares of common stock at $4.00 per share. (See Notes 5 and 12.)

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 7 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

In addition to the Common Warrants discussed above, pursuant to the Underwriting Agreement dated November 21, 2024, by and between the Company and the underwriters named therein (the “Representative”), the Company issued 84,377 of Representative’s Warrants to the Representative with an initial exercise date on or after May 24, 2025, an exercise price of $4.00 per share, and an expiration date of November 21, 2029.

Common stock — On October 31, 2023, the Company’s Board of Directors and shareholders increased the number of shares the Company is authorized to issue from 3,000,000 shares to 10,000,000 shares, including 9,500,000 shares of common stock and 500,000 shares of Founders Common Stock, par value of $0.0001 per share (which Founders Common Stock had four votes per share). The key terms of the common stocks are summarized below:

Dividends — The holders of common stock and Founders Common Stock are entitled to receive dividends if declared by the Board of Directors. No dividends have been declared since the inception of the Company.

Voting rights — The holders of Founders Common Stock were entitled to four votes for each share of Founders Common Stock and general common stockholders were entitled to one vote for each share of general common stock. The designation of Founders Common Stock was terminated upon the completion of the IPO and now all common stock is treated as general common stock, with each share having one vote.

Upon approval of the April 2024 increase in authorized shares, the 2022 and 2023 Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering) for 3,312,148 additional shares of common stock and 507,394 prepaid warrants; The actual unconditional exchange of the 2022 and 2023 Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $15,278,168 as of November 25, 2024, (the date of the Company’s initial public offering) was reclassified from Convertible Notes to equity (of Common Stock Par Value of $382 and Paid-in-capital of $15,277,786) under the terms of the Subscription Exchange Agreement upon the closing of the Company’s initial public offering — which occurred on November 25, 2024 and was the remaining prerequisite for the unconditional exchange of the 2022 and 2023 Convertible Notes for equity.

Upon approval of the April 2024 increase in authorized shares, the Whiskey Special Operation Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering, which occurred on November 25, 2024) for 2,399,090 additional shares of common stock and 546,927 prepaid warrants; The actual unconditional exchange of the Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $11,784,068 as of November 25, 2024, (the date of the Company’s initial public offering) was reclassified from Convertible Notes to equity (of Common Stock Par Value of $295 and Paid-in-capital of $11,783,773) under the terms of the Subscription Exchange Agreement upon the closing of the Company’s initial public offering — which occurred on November 25, 2024) and was the remaining prerequisite for the unconditional exchange of the Whiskey Special Operation Convertible Notes for equity.

As of March 31, 2025, the Company had 6,921,564 shares of common stock issued and outstanding, including the 3,312,148 shares of common stock related to the conversion of the 2022 and 2023 Convertible Notes (comprised of 3,819,542 shares of common stock, net of: 507,394; and subsequently, 1,420,406 additional shares of common stock exchanged for prepaid warrants); and the 2,399,090 shares of common stock related to the conversion of the Whiskey Special Operation Convertible Notes (comprised of 2,946,015 shares of common stock, net of: 546,927; and subsequently, 1,422,265 additional shares of common stock exchanged for prepaid warrants). During the three months ended March 31, 2025 and 2024, respectively, the Company repurchased 0 and 0 shares of common stock and and 0 and 0 warrants to purchase common stock were exercised.

In the second quarter of 2024, the Company’s Board of Directors and shareholders took certain actions and approved amendments to the Company’s amended and restated certificate of incorporation in preparation for the Company’s initial public offering (which occurred on November 25, 2024) (the “Actions and Amendments”). These Actions and Amendments, included, among other things:

●	filing a second amendment to the Company’s amended and restated certificate of incorporation on April 1, 2024, to increase the Company’s authorized capital stock from 10,000,000 shares to 70,000,000 shares, including 69,500,000 shares of common stock and 500,000 shares of Founders Common Stock. The increase in authorized shares included provision for the additional shares to be issued with the Company’s anticipated IPO, including those discussed in the following paragraphs, and other future equity activities not yet known.

●	filing a third amendment to the Company’s amended and restated certificate of incorporation on May 14, 2024, to further increase the Company’s authorized capital stock to 75,000,000 shares, including 5,000,000 shares of preferred stock.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 7 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

ELOC Agreement — On January 23, 2025, the Company entered into an agreement for an equity line of credit purchase agreement (the “ELOC Purchase Agreement”) with an investor (the “ELOC Investor”). Pursuant to the ELOC Purchase Agreement, upon the effectiveness of a related Registration Statement (the “ELOC Registration Statement”) (which was subsequently filed on January 24, 2025) the Company and the investor entered into an equity line of credit purchase agreement whereby the Company will have the right from time to time (at the Company’s option) to direct the Investor to purchase up to $15,000,000 of the Company’s common stock (subject to certain limitations and conditions. (the “ELOC Purchase Agreement”, or the “Facility”). The amount of sales of common stock to the investor under the ELOC Purchase Agreement (the “ELOC Shares”), and the timing of any sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among others, market conditions, the trading price of the Company’s shares and determinations by the Company regarding the use of proceeds from any sale of such ELOC Shares. The net proceeds from any sales under the Facility will depend on the frequency with, and prices at, which the ELOC Shares are sold to the Investor.

Under the terms of the ELOC Purchase Agreement, within five (5) business days of the close of execution of the documents for this offering the Company will issue prepaid warrants exercisable into $75,000 worth of common stock priced at the VWAP per share for the trading day preceding the date such documents are executed (the “Commitment Warrants”). The Commitment Warrants shall have an exercise price of $0.001 per share and shall not be exercisable if such exercise into common stock, when combined with other common stock owned by Investor, would cause its ownership to exceed 4.99% of the Company’s overall outstanding common stock. Upon exercise of the Commitment Warrants the resulting shares shall be called “Commitment Shares”. The Investor agreed not to sell more of such Commitment Shares in any one trading day than is equal to seven percent (7%) of the total trading volume on the day such Commitment Shares are sold. Such warrants were issued to the Investor as consideration for its entry into the ELOC Purchase Agreement (the “Commitment Warrants”). In February 2025, the Company issued 67,162 Commitment Warrants to the ELOC Investor. In February 2025, the Investor exercised the Commitment Warrants for $67.

Pursuant to the ELOC Purchase Agreement, the Investor also agreed to purchase $1,000,000 of the Company’s Series B Preferred Stock, of which $500,000 will be purchased, and the Company will deliver such Series B Preferred Shares, within twenty four (24) hours after the ELOC Registration Statement is filed with the SEC. The second tranche of $500,000 will be purchased, and the Company will deliver such Series B Preferred shares, within three trading days following the date the ELOC Registration Statement is declared effective by the SEC. Each share of Series B Preferred Stock will have a purchase price of $10.00 per share and a stated value of $12.00 per share, will pay dividends at the rate of 15% per annum of the stated value (or $1.80 per share), and will be convertible by the holder at any time following the 90th day following the date of effectiveness of the ELOC Registration Statement. The conversion of Series B Preferred Stock into common stock shall be determined by dividing (a) an amount equal to 110% of the sum of (i) the stated value plus (ii) the amount of all accrued and unpaid dividends, by (b) the Conversion Price. The Conversion Price shall be the fixed price equaling the Volume Weighted Average Price on the trading day preceding the date the documents required for the offering are executed. The Series B Preferred Stock will be subject to redemption by the Company at the Company’s option at any time following the ninety (90) day anniversary such Series B Preferred Stock is acquired, but subject to any restrictions on such redemption in the Company’s credit facilities, at a redemption price equal to the stated value of the Series B Preferred Stock to be redeemed plus any accrued but unpaid dividends thereon. The shares of common stock that could result from any conversion of Series B Preferred Stock are not being registered in the ELOC Registration Statement. Additional shares of the Company’s Series B Preferred Stock may be sold after the date the ELOC Registration Statement becomes effective. As of January 24, 2025, the Conversion Price was fixed at $1.10 per share.

In accordance with the Company’s obligations under the ELOC Purchase Agreement and the Registration Rights Agreement, dated as of January 23, 2025, between the Company and the Investor (the “ELOC Registration Rights Agreement”), the Company is filing the ELOC Registration Statement to register the resale by the Investor of (i) up to $15,000,000 of ELOC Shares (up to 5,000,000 shares of common stock) that the Company may elect, in the Company’s sole discretion, to issue and sell to the Investor, from time to time from and after the Commencement Date under the ELOC Purchase Agreement, and (ii) 67,162 Commitment Shares that would result from the exercise of the Commitment Warrants. Unless earlier terminated, the ELOC Purchase Agreement will remain in effect until the earlier of: (i) January 23, 2028, i.e., the expiry of the 36-month period commencing on the date of the ELOC Purchase Agreement, (ii) the date on which the Investor has purchased the Maximum Commitment Amount (the “Commitment Period”), or (iii) an earlier date mutually agreed upon by both the Company and the Investor in the future.

Under the terms of the ELOC Purchase Agreement, the Investor may not purchase any ELOC Shares under the ELOC Purchase Agreement if such shares, when aggregated with all other shares then beneficially owned by the Investor and its affiliates would result in the Investor beneficially owning shares in excess of 4.99% of the number of the Company’s shares outstanding.

In conjunction with the ELOC Purchase Agreement, on January 23, 2025, the Company’s Board of Directors approved the terms of the ELOC Purchase Agreement and Registration Rights Agreement, the offering of up to 100,000 shares of Series B Preferred Stock, and the filing of the related ELOC Registration Statement for up to 5,000,000 shares of common stock and 67,162 shares of common stock issuable upon the exercise of the related Commitment Warrants. In February 2025, the Investor exercised the Commitment Warrants for $67.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 7 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

In the three months ended March 31, 2025, an aggregate of 330,014 shares of common stock had been sold to the investor under the ELOC Purchase Agreement for aggregate gross proceeds to the Company of $232,427. Subsequent to March 31, 2025, through May 19, 2025, an additional 857,439 shares of common stock had been sold to the investor under the ELOC Purchase Agreement for aggregate gross proceeds of $412,647.

Prepaid Warrants to Purchase Common Stock — In August 2024, certain holders of shares of common stock agreed to exchange an aggregate of 2,816,291 shares of their common stock into a like number of pre-paid warrants. Such pre-paid warrants will be eligible for exercise without the payment of additional consideration at any time that the respective holder beneficially owns a number of shares of common stock that is less than 9.99% of the Company’s outstanding shares of common stock for a number of shares that would cause the holder to beneficially own 9.99% of the Company’s outstanding shares of common, and having no expiration date. As of March 31, 2025, 2,619,433 of the pre-paid warrants remained outstanding.

The following sets forth the outstanding prepaid warrants and common warrants as of March 31, 2025:

	Prepaid Warrants	Common Warrants
Balance December 31, 2024	3,871,992	382,205
Exercise of Prepaid Warrants in Exchange for Common Stock	(1,252,559)	—
Balance March 31, 2025	2,619,433	382,205

Upon the closing of the Company’s initial public offering on November 25, 2024, the conditional issuances of prepaid warrants and common stock noted in the table above became effective.

In addition to the prepaid warrants and common warrants in the table above: 119,207 warrants to purchase common stock at $0.01 per share were issued in connection with the initial aggregate $250,000 of non-ELOC Investor Series B Preferred Stock subscriptions (see Preferred Stock - Series B below); and, subsequent to March 31, 2025, 327,868 prepaid warrants were issued in connection with the issuance of Series B Preferred Stock (see Note 14).

In the three months ended March 31, 2025, 1,252,559 prepaid warrants (with an exercise price of $0.001 each) were exercised cashlessly for 1,250,777 shares of common stock (including related party cashlessly exercised 1,117,559 prepaid warrants with an exercise price of $0.001 each for 1,115,909 shares of common stock) leaving 2,619,433 prepaid warrants remaining outstanding.

Subsequent to March 31, 2025, through May 19, 2025, 700,000 prepaid warrants were exchanged for 39,200 shares of Series B Preferred Stock; 327,868 prepaid warrants were issued in connection with the issuance of Series B Preferred Stock, and, 1,072,960 prepaid warrants were exercised for common stock (including 341,658 from a related party), leaving 1,874,341 prepaid warrants outstanding (including 862,125 prepaid warrants outstanding of the related party).

Preferred stock — Series A — In May 2024 through September 2024, the Company sold $4,948,478 of Series A Convertible Preferred Stock The shares of Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”) had a subscription price of $10 per share and a stated value of $12 per share (the “Stated Value”), and included stock purchase warrants to purchase shares of common stock calculated at 25% of the subscription price then divided by $5.00, with an exercise price equal to the lesser of $5.00 per share or the price per share at which the common stock is sold in the Company’s initial public offering. (Upon the closing of the Company’s initial public offering on November 25, 2024, the exercise price was set at the initial public offering price of $4.00 per share.) The warrants expire June 15, 2029. At any time after June 15, 2027, the Warrants shall be automatically exercised on a cashless basis if the common stock has traded for 5 consecutive trading days at or above 125% of the Exercise Price (or $5.00 per share). The Series A Preferred Stock is entitled to receive, out of funds legally available therefor, cumulative dividends at the rate of 15% per annum of the Stated Value (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series A Preferred Stock.

Dividends on the Series A Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series A Preferred Stock have no voting rights except as required by law.

Each share of Series A Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price. The “Conversion Price” was initially equal to $5.00 per share, subject to adjustment to the price per share at which the common stock is sold at the Company’s Initial Public Offering if lower than the initial Conversion Price (and was fixed at $4.00 per share upon the November 25, 2024 initial public offering at $4.00 per share). Each share of Series A Preferred Stock will automatically be converted on June 15, 2027 into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 7 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

Any time on or after June 15, 2025, the Company shall have the right to redeem some or all of the outstanding shares of Series A Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series A Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount, plus all accrued and unpaid dividends on such 494,840 shares of Series A Preferred Stock (or $7,318,436, including accrued dividends of $715,044 as of March 31, 2025) (or $3,116,148 on 210,700 shares of Series A Preferred Stock including accrued dividends of $304,462, excluding the 284,140 shares of Series A Preferred Stock subsequently exchanged for Series B Preferred Stock on May 1, 2025, as discussed in Note 14.).

The Company received subscriptions for $4,948,478 of Series A Preferred Stock (of which $1,831,265 was from a related party), including $2,025,000 in cash (of which $834,000 was from a related party); $1,155,000 in the form of 525 barrels of aged whiskey (with an average value of $2,200 per barrel and with $259,875 allocated to barrel fixed assets and $895,125 allocated to whiskey inventory); $110,600 was paid by the sale of and transfer to the Company by a related party of an aggregate of 50 barrels of premium aged whiskey (with an average value of $2,212 per barrel and with $24,750 allocated to barrel fixed assets and $85,850 allocated to whiskey inventory); and, $719,919 was paid by the cancellation of outstanding indebtedness (factoring agreements) (of which $296,619 was from a related party). In addition, the Series A Preferred Stockholders who were issued Series A Preferred Stock in July through September 2024 received an additional 510,315 warrants with an exercise price of $6.00 per share as part of the Series A Preferred Stock subscriptions (the “$6.00 Warrants”) (of which 321,026 of the $6.00 Warrants were issued to a related party). In September 2024, the 510,315 $6.00 Warrants (including 321,026 $6.00 Warrants from a related party) were exchanged for 93,789 shares of Series A Preferred Stock that did not include any related warrants (including 59,001 shares of Series A Preferred Stock that did not include any related warrants for a related party). The value assigned to the $6.00 Warrants exchanged for Series A Preferred Stock that did not include any warrants was negotiated to be $937,959 (including $590,045 from a related party), or $1.838 per $6.00 Warrant using a Black-Scholes Valuation model with a then estimated IPO stock price of $5.00 per share and exercise price of $6.00 per share. The Company allocated the net proceeds between the warrants and the Series A Preferred Stock using the relative fair value method.

In connection with the $4,948,478 of Series A Preferred Stock, the Company also issued 197,013 warrants to purchase common stock at the lesser of $5.00 per share or the price per share at which the common stock is sold in the Company’s initial public offering (of which 60,563 of the $5.00 Warrants were issued to a related party). Upon the November 25, 2024 initial public offering at $4.00 per share, the 197,013 warrants at $5.00 per share were recalculated and reissued as 246,267 warrants at $4.00 per share (and the 60,563 related party warrants at $5.00 per share were recalculated and reissued as 75,705 warrants at $4.00 per share).

The Series A Preferred Stock has a liquidation preference equal to the greater of (i) 110% of the sum of (a) the Series A Preferred Stock Stated Value, plus (b) the amount of the aggregate dividends then accrued on such share of Series A Preferred Stock and not previously paid, or (ii) such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. Accordingly, the Series A Preferred Stock liquidation preference as of March 31, 2025 (with 494,840 shares outstanding and a stated value of $5,938,080) was $7,318,436.

In consideration of purchases of Series B Preferred Stock by certain Series A Preferred Stock holders subsequent to March 31, 2025, on May 1, 2025, an aggregate of 284,140 outstanding shares of Series A Preferred Stock and 116,263 warrants to purchase shares of common stock at $4.00 per share (of which 183,122 shares of Series A Preferred Stock and 75,702 related warrants to purchase common stock at $4.00 per share were of a related party) was exchanged for Series B Preferred Stock. See Preferred Stock - Series B below. (See also Note 14.)

Preferred Stock — Series B — By written consent dated January 23, 2025 (pursuant to authority conferred upon the Board of Directors by the Company’s second amended and restated certificate of incorporation), the Board of Directors designated 750,000 shares of authorized but unissued Preferred Stock as Series B Convertible Preferred Stock (the “Series B Preferred Stock”). The shares of Series B Preferred Stock, par value $0.0001 per share have a Subscription Price of $10 per share and a stated value of $12 per share (the “Series B Stated Value”). The Series B Preferred Stock is entitled to receive, out of funds legally available therefor, cumulative dividends at the rate of 15% per annum of the Series B Stated Value (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series B Preferred Stock.

Dividends on the Series B Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series B Preferred Stock have no voting rights except as required by law.

Each share of Series B Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price (equal to the VWAP of the common stock on the trading day immediately preceding the original issuance date or such shares of Series B Preferred Stock). Each share of Series B Preferred Stock will automatically be converted on the 36 month anniversary of the original issuance date into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 7 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

Any time on or after the 90 day anniversary or the original issue date of such shares of Series B Preferred Stock, the Company shall have the right to redeem some or all of the outstanding shares of Series B Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series B Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount plus all accrued and unpaid dividends on such shares of Series B Preferred Stock.

In connection with the initial aggregate $250,000 of non-ELOC Investor Series B Preferred Stock subscriptions (of which $125,000 was with a related party), the Company also issued 119,207 warrants to purchase common stock at $0.01 per share (of which 53,418 of the warrants were to a related party).

As of March 31, 2025, the Company had received subscriptions for $1,679,810 (67,162 shares) of Series B Preferred Stock, of which: $250,000 was from a related party); and $1,150,000 was from the ELOC Investor, of which $1,000,000 was purchased in January 2025 in conjunction with the execution and registration of the ELOC Purchase Agreement.

Subsequent to March 31, 2025, the Company received subscriptions for an additional $4,914,567 (491,456 shares) of Series B Preferred Stock, of which: $4,092,567 or 409,256 shares was from the exchange of Series A Preferred Stock and related warrants for Series B Preferred Stock (of which $2,640,437 or 264,043 shares was from a related party; $392,000 or 39,200 shares was from the exchange of 700,000 prepaid warrants at a VWAP of $0.56 per prepaid warrant; and $430,000 or 43,000 shares was from other investors (of which $55,000 or 5,500 shares was from a related party, and one other investor subscription of $100,000 or 10,000 shares included a negotiated 327,868 prepaid warrants to purchase common stock at $0.001 per share).). (See Note 14.)

The Series B Preferred Stock has a liquidation preference equal to the greater of (i) 110% of the sum of (a) the Series B Preferred Stock Stated Value, plus (b) the amount of the aggregate dividends then accrued on such share of Series B Preferred Stock and not previously paid, or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. Accordingly, the Series B Preferred Stock liquidation preference as of March 31, 2025 (with 167,981 shares outstanding and a stated value of $2,015,772) was $2,289,003. Subsequent to March 31, 2025, the Series B Preferred liquidation preference (with 659,437 shares outstanding and a stated value of $7,913,244) was $8,814,351.

In consideration of purchases of Series B Preferred Stock by certain Series A Preferred Stock holders subsequent to March 31, 2025, on May 1, 2025, certain shareholders agreed to exchange an aggregate of 284,140 shares of Series A Preferred Stock at a negotiated aggregate value of $4,092,560 of Series A Preferred Stock (at Stated Value of $12 per share and including accrued dividends) and 116,263 related warrants to purchase common stock at $4.00 per share into 409,256 shares of Series B Preferred Stock (including $2,640,430 or 183,122 shares of Series A Preferred Stock and 75,702 warrants to purchase common stock at $4.00 per share converted into 264,043 shares of Series B Preferred Stock of a related party). The value of Series A Preferred Stock and related warrants exchanged for Series B Preferred Stock was negotiated based upon: the related Stated Value of the Series A Preferred Stock (or 284,140 shares at $12 Stated Value = $3,409,680) and accrued dividends thereon (of $343,392) through May 1, 2025; plus the value of the related warrants to purchase common stock (calculated using a Black Scholes valuation model). Subsequent to the exchange, there were outstanding: 659,437 shares of Series B Preferred Stock; 210,700 shares of Series A Preferred Stock; and, 129,998 warrants to purchase common stock at $4.00 per share related to the Series A Preferred Stock, (See also Note 14.)

Stock options — The Company’s 2018 Equity Incentive Plan was approved by the HDC Board and the HDC shareholders in March 2018. On April 27, 2019, in anticipation of the Company’s reorganization on May 1, 2019, the HDHC Board and the HDHC sole stockholder approved HDHC’s 2019 Equity Incentive Plan (the “2019 Plan”). Upon the closing of the Company’s initial public offering (which occurred on November 25, 2024), the 2024 Equity Incentive Plan (the “2024 Plan”) became effective, authorizing the issuance of up to 2,500,000 shares of common stock. As of March 31, 2025, the Company had made no grants under the 2024 Plan.

The 2024 Plan allows for the grant of incentive stock options (“ISOs”), nonqualified stock options (“NQSOs”), stock appreciation rights (“SARs”), restricted stock, RSU awards, performance shares, and performance units to eligible participants for ten (10) years (until November 2034).

The 2019 Plan allows for the grant of incentive stock options (“ISOs”), nonqualified stock options (“NQSOs”), stock appreciation rights (“SARs”), restricted stock, RSU awards, performance shares, and performance units to eligible participants for ten (10) years (until April 2029). The cost of awards under the 2019 Plan generally is based on the fair value of the award on its grant date. The maximum number of shares that may be utilized for awards under the 2019 Plan as of March 31, 2025 is 256,600.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 7 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

The following sets forth the outstanding ISOs and related activity for the three months ended March 31, 2025:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	6,011	$157.89	0.86	$0.00
Exercisable at December 31, 2024	6,011	$157.89	0.86	$0.00
Forfeited	0	$157.89
Outstanding at March 31, 2025	6,011	$157.89	0.61	$0.00
Exercisable at March 31, 2025	6,011	$157.89	0.61	$0.00
Remaining unvested at March 31, 2025	—	$157.89

ISOs require a recipient to remain in service to the Company, ISOs generally vest ratably over periods ranging from one to four years from the vesting start date of the grant and vesting of ISOs ceases upon termination of service to the Company. Vested ISOs are exercisable for three months after the date of termination of service. The terms and conditions of any ISO shall comply in all respects with Section 422 of the Code, or any successor provision, and any applicable regulations thereunder. The exercise price of each ISO is the fair market value of the Company’s stock on the applicable date of grant. The Company used the mean volatility estimate from Varga’s 409A valuation based on the median 5-year volumes of select peer companies. Fair value is estimated based on a combination of shares being sold at $157.89 up through February of 2019 and the most recent 409A completed when these ISOs were issued in April of 2018 valuing the Company’s stock at $157.89 per share. No ISOs may be granted more than ten (10) years after the earlier of the approval by the Board, or the stockholders, of the 2019 Plan.

There were no grants in the three months ended March 31, 2025 and the year ended December 31, 2024. As of March 31, 2025, the Company had $0 of unrecognized compensation expense related to ISOs expected to vest over a weighted average period of 0.0 years. The weighted average remaining contractual life of outstanding and exercisable ISOs is 0.61 years.

Restricted stock units — The RSU awards granted in 2019 under the 2019 Plan were granted at the fair market value of the Company’s stock on the applicable date of grant. RSU awards generally vest ratably over periods ranging from one to four years from the grant’s start date. Upon termination of service to the Company, vesting of RSU awards ceases, and most RSU grants are forfeited by the participant, unless the award agreement indicates otherwise. The majority of RSU awards are “double trigger” and both the service-based component, and the liquidity-event component (including applicable lock-up periods) must be satisfied prior to an award being settled. Upon settlement, the RSU awards are paid in shares of common stock. The Company recognizes the compensation expense for the restricted stock units based on the fair value of the shares at the grant date amortized over the stated period for only those shares that are not subject to the double trigger.

The following table summarizes the RSU activity for the three months ended March 31, 2025 and 2024:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Vested and Outstanding at December 31, 2024	245,589	$10.93
Granted	—
Forfeited/Canceled/Expired	(150)
Vested and Outstanding at March 31, 2025	245,439	$10.93

During the three months ended March 31, 2025 and 2024, the Company recognized $0 and $0, respectively, of stock-based compensation expense in connection with RSU awards granted under the plans. Compensation expense for RSU awards is recognized upon meeting both the time-vesting condition and the triggering event condition. As of March 31, 2025, 0 restricted stock units (“RSUs”) were forfeited. In May 2024, 105,360 RSUs were voluntarily terminated, and 2,500 were issued, leaving 11,064 issued RSUs to settle at a grant value of $157.89 per unit. In May 2024, the Board of Directors approved awarding 234,525 RSUs to employees, directors and consultants with a fair grant value of $4.00 per unit. These RSUs contain a double trigger and, upon grant, were deemed to have met their time-based service requirements for vesting. They will settle on the expiration of the Market Stand-off provision in the 2019 stock incentive plan (or May 24, 2025, which is 180 days from the November 25, 2024 closing of the Company’s initial public offering).

Equity-classified warrants — The Company estimates the fair values of equity warrants using the Black-Scholes option-pricing model on the date of issuance with Monte Carlo simulations to determine the probability of warrants being exercisable.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 7 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

Contingent Legacy Shareholder Warrants — On October 30, 2024, the Company issued warrants to purchase common stock that became contingently exercisable upon the closing of an initial public offering (which occurred on November 25, 2024), at the price per share of the Company’s initial public offering (or $4.00 per share) to its common shareholders of record as of May 31, 2023 (the “Contingent Legacy Shareholder Warrants”), that will be exercisable, if at all, provided / contingent upon: if the warrant holder continuously holds the shares such holder owned on May 31, 2023 through the date the warrant is exercised; and if the common stock attains a specified volume weighted average price per share (“VWAP”) over a 10-trading-day period (the “10-Trading-Day VWAP”) before expiring:

●	Tranche 1 - for up to 762,488 shares of common stock (of which up to 128,358 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 200% of the $4.00 per share initial public offering price (or $8 per share), and that will expire on the 24-month anniversary of the Company’s initial public offering (the “$8 Contingent Legacy Shareholder Warrants”);

●	Tranche 2 - for up to 1,524,976 shares of common stock (of which up to 256,716 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 300% of the $4.00 per share initial public offering price (or $12 per share), and that will expire on the 42-month anniversary of the Company’s initial public offering (the “$12 Contingent Legacy Shareholder Warrants”); and,

●	Tranche 3 - for up to 1,906,220 shares of common stock (of which up to 320,895 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 500% of the $4.00 per share initial public offering price (or $20 per share), and that will expire on the 60-month anniversary of the Company’s initial public offering (the “$20 Contingent Legacy Shareholder Warrants”).

The Company recorded a value of $8,828 for the Contingent Legacy Shareholder Warrants as of the October 30, 2024 grant date based on a Black Scholes option pricing model. The assumptions used in the Black-Scholes option pricing model for the Contingent Legacy Shareholder Warrants were as follows:

Weighted Average Expected Volatility	70%
Expected Dividends	—%
Weighted Average Expected Term (in years)	5
Risk-Free Interest Rate	4.22%
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95% to 75%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025% to 2.25%

As of March 31, 2025, there were outstanding and exercisable: 625,446 $8 Contingent Legacy Shareholder Warrants; 1,250,892 $12 Contingent Legacy Shareholder Warrants; and 1,563,615 $20 Contingent Legacy Shareholder Warrants, (of which 0; 0; and 0, respectively were to a related party) with weighted-average remaining contractual terms of 1.58 years, 3.08 years, and 4.59 years, respectively.

Other equity classified warrants — For the three months ended March 31, 2025 the Company issued a total of 186,369 warrants, including: 119,207 warrants to purchase common stock at $0.01 per share issued in connection with the issuance of Series B Preferred Stock (of which, 53,418 were to a related party); and, 67,162 Commitment Warrants to purchase common stock at $0.001 per share issued in connection with the ELOC Purchase Agreement (that were exercised in February, 2025). Subsequent to March 31, 2025, the Company issued 884,159 Whiskey Note Shareholder Warrants and 327,868 prepaid warrants (see Note 14).

In addition to the Contingent Legacy Shareholder Warrants discussed above, during the year ended December 31, 2024, the Company issued a total of 413,971 equity classified warrants, including: 83,333 warrants at $6.00 per share in conjunction with July 2024 accounts receivable factoring agreement; 84,377 Underwriter Warrants in conjunction with the Company’s initial public offering; and, 197,013 warrants to purchase common stock, (of which, 60,563 were to a related party) in connection with the issuance of Series A Preferred Stock. Upon the November 25, 2024 initial public offering at $4.00 per share, the 197,013 warrants at $5.00 per share were recalculated and reissued as 246,267 warrants at $4.00 per share (and the 60,563 related party warrants at $5.00 per share were recalculated and reissued as 75,705 warrants at $4.00 per share.). During three months ended March 31, 2025, and the year ended December 31, 2024, the assumptions used in the Black-Scholes option pricing model were as follows:

	For the Three Months Ended March 31, 2025	For the Year Ended December 31, 2024
Weighted Average Expected Volatility	70%	70%
Expected Dividends	—%	—%
Weighted Average Expected Term (in years)	5	5
Risk-Free Interest Rate	4.12%	4.22%

As of March 31, 2025 and December 31, 2024, in addition to the Contingent Legacy Shareholder Warrants discussed above, there were outstanding and exercisable warrants to purchase 915,383 and 796,176, respectively, shares of common stock, As of March 31, 2025, the weighted-average remaining contractual term was 1.52 years for the outstanding and exercisable warrants.

The Underwriting Agreement and the related warrants granted to the Underwriter equal 5% of the total proceeds raised in the Company’s November 25, 2024 initial public offering at an exercise price equal to the offering price, or warrants for 84,377 shares at $4.00 per share (the “Underwriter Warrants”). The number of Underwriter Warrants may increase by up to 15% (to warrants for 97,034 shares at $4.00 per share) if the Underwriter elects to utilize the overallotment rights of the Offering. As of May 19, 2025, the underwriter has not exercised any Underwriter Warrants.

Deferred Compensation — Beginning in May 2023, certain senior level employees elected to defer a portion of their salary until such time as the Company completed a successful public registration of its stock (which occurred on November 25, 2024). Upon success of the Company’s initial public offering, each employee was then to be paid their deferred salary plus a range of matching dollars in RSUs (under the new 2024 Plan noted above) for every $1 dollar of deferred salary. As of December 31, 2024, the Company recorded $848,908 of such deferred payroll expense, including $457,730 paid in cash in December 2024, and $391,179 remaining to be paid which is included in accrued liabilities as of March 31, 2025. Accordingly, as of March 31, 2025, upon the expiration of the 6 month post-IPO lockup period (in May 2025) the Company has also committed to issue approximately $1,894,615 in equity compensation (in the form of RSUs or stock options) related to the deferred compensation.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 9 — STOCKHOLDERS’ EQUITY / (DEFICIT)

On May 14, 2024, the Board and Shareholders of the Company approved a .57-for-1 reverse stock split. All share and per share numbers included in these financial statements as of and for the years ended December 31, 2024 and 2023 and the years then ended all periods presented reflect the effect of that stock split unless otherwise noted.

On November 25, 2024, the Company consummated its initial public offering (“IPO”) whereby it sold a total of 1,687,500 shares of common stock, at an offer price of $4.00 per share. The Company received net proceeds from the IPO of $5,960,000 after deducting underwriting expenses and commission of $790,000.

Concurrent with the closing of the IPO on November 25, 2024, the Company consummated a private offering, to certain of its existing security holders, of common stock warrants to purchase an aggregate of up to 382,205 shares of common stock (the “Common Warrants”) at an exercise price of $0.01 per share. The Common Warrants were sold in such private placement for a purchase price of $3.99 per Common Warrant, which was equal to the $4.00 price per share at which the common stock was sold in the IPO offering less the $0.01 exercise price. The Company received net proceeds from the private offering of Common Warrants of $1,397,998 after deducting underwriting discounts and commission of $127,000. The Common Warrants are immediately exercisable and will expire five years from the date of issuance. Subject to limited exceptions, a holder of Common Warrants will not have the right to exercise any portion of its Common Warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or, at the election of the holder, 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise. The Company offered the Common Warrants to enable certain existing security holders of the Company that were expected to participate in the offering to maintain their percentage ownership interest in the Company without violating the purchaser concentration rules of Nasdaq applicable to initial public offerings of common stock. The Common Warrants and the shares of common stock issuable upon exercise of such warrants were not registered under the Securities Act of 1933, as amended (the “Securities Act”), and were offered pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 9 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

Concurrent with the closing of the IPO on November 25, 2024, any contingencies disclosed above related to the accounting treatment recognizing the conversion of debt to equity for the following private transactions were lifted as a result of the IPO (see Notes 5, 6, 7 and 8):

*	The 2022 and 2023 Convertible Promissory Notes which were previously exchanged for 3,312,148 shares of common stock and 507,394 prepaid warrants to purchase common stock (See Notes 5 and 14);

*	The 2023 Series — Convertible Whiskey Special Ops 2023 Notes and related warrants which were previously exchanged for 2,399,090 shares of common stock and 546,927 prepaid warrants to purchase common stock (See Notes 5 and 15);

*	The $399,667 received from the two separate investors under the terms of the May 2024 and July 2024 factoring agreements, including accrued fees and 66,549 related warrants, which was exchanged for an aggregate of 44,291 shares of Series A Preferred Stock and 24,978 warrants to purchase shares of common stock at $4.00 per share (including $266,667 received from a related party, which was exchanged for 29,661 shares of Series A Preferred Stock, and 16,667 warrants). (See Notes 6 and 15.)

*	The $250,000 received from an investor under the terms of a July 2024 accounts receivable factoring agreement, including accrued fees, which was exchanged for 27,700 shares of Series A Preferred Stock, including 15,625 warrants to purchase shares of common stock at $4.00 per share. (See Notes 6 and 15.)

In addition to the Common Warrants discussed above, pursuant to the Underwriting Agreement dated November 21, 2024, by and between the Company and the underwriters named therein (the “Representative”), the Company issued 84,377 of Representative’s Warrants to the Representative with an initial exercise date on or after May 24, 2025, an exercise price of $4.00 per share, and an expiration date of November 21, 2029.

Common stock — On October 31, 2023, the Company’s Board of Directors and shareholders increased the number of shares the Company is authorized to issue from 3,000,000 shares to 10,000,000 shares, including 9,500,000 shares of common stock and 500,000 shares of Founders Common Stock, par value of $0.0001 per share (which Founders Common Stock had four votes per share). The key terms of the common stocks are summarized below:

Dividends — The holders of common stock and Founders Common Stock are entitled to receive dividends if declared by the Board of Directors. No dividends have been declared since the inception of the Company.

Voting rights — The holders of Founders Common Stock are entitled to four votes for each share of Founders Common Stock and general common stockholders are entitled to one vote for each share of general common stock.

Upon approval of the April 2024 increase in authorized shares, the 2022 and 2023 Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering) for 3,312,148 additional shares of common stock and 507,394 prepaid warrants; The actual unconditional exchange of the 2022 and 2023 Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $15,278,168 as of November 25, 2024, (the date of the Company’s initial public offering) was reclassified from Convertible Notes to equity (of Common Stock Par Value of $382 and Paid-in-capital of $15,277,786) under the terms of the Subscription Exchange Agreement upon the closing of the Company’s initial public offering — which occurred on November 25, 2024 and was the remaining prerequisite for the unconditional exchange of the 2022 and 2023 Convertible Notes for equity. (See Note 5.)

Upon approval of the April 2024 increase in authorized shares, the Whiskey Special Operation Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering, which occurred on November 25, 2024) for 2,399,090 additional shares of common stock and 546,927 prepaid warrants; The actual unconditional exchange of the Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $11,784,068 as of November 25, 2024, (the date of the Company’s initial public offering) was reclassified from Convertible Notes to equity (of Common Stock Par Value of $295 and Paid-in-capital of $11,783,773) under the terms of the Subscription Exchange Agreement upon the closing of the Company’s initial public offering — which occurred on November 25, 2024) and was the remaining prerequisite for the unconditional exchange of the Whiskey Special Operation Convertible Notes for equity. (See Note 5.)

As of December 31, 2024, the Company had 5,273,611 shares of common stock issued and outstanding, including the 3,312,148 shares of common stock related to the conversion of the 2022 and 2023 Convertible Notes (comprised of 3,819,542 shares of common stock, net of: 507,394; and subsequently, 1,420,406 shares of common stock exchanged for prepaid warrants); and the 2,399,090 shares of common stock related to the conversion of the Whiskey Special Operation Convertible Notes (comprised of 2,946,015 shares of common stock, net of: 546,927; and subsequently, 1,422,265 shares of common stock exchanged for prepaid warrants). During the year ended December 31, 2024, the Company repurchased 21 shares of common stock and 317,853 warrants to purchase common stock were exercised.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 9 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

In the second quarter of 2024, the Company’s Board of Directors and shareholders took certain actions and approved amendments to the Company’s amended and restated certificate of incorporation in preparation for the Company’s initial public offering (which occurred on November 25, 2024) (the “Actions and Amendments”). These Actions and Amendments, included, among other things:

●	filing a second amendment to the Company’s amended and restated certificate of incorporation on April 1, 2024, to increase the Company’s authorized capital stock from 10,000,000 shares to 70,000,000 shares, including 69,500,000 shares of common stock and 500,000 shares of Founders Common Stock. The increase in authorized shares included provision for the additional shares to be issued with the Company’s anticipated IPO, including those discussed in the following paragraphs, and other future equity activities not yet known.

●	filing a third amendment to the Company’s amended and restated certificate of incorporation on May 14, 2024, to further increase the Company’s authorized capital stock to 75,000,000 shares, including 5,000,000 shares of preferred stock.

Prepaid Warrants to Purchase Common Stock — In August 2024, certain holders of shares of common stock agreed to exchange an aggregate of 2,816,291 shares of their common stock into a like number of pre-paid warrants. Such pre-paid warrants will be eligible for exercise without the payment of additional consideration at any time that the respective holder beneficially owns a number of shares of common stock that is less than 9.99% of the Company’s outstanding shares of common stock for a number of shares that would cause the holder to beneficially own 9.99% of the Company’s outstanding shares of common, and having no expiration date. As of December 31, 2024, 3,871,992 of the pre-paid warrants remained outstanding.

The following sets forth the outstanding prepaid warrants and common warrants for the years ended December 31, 2024 and 2023:

	Prepaid Warrants	Common Warrants
Balance December 31, 2022	—	—
Conditional issuance of Prepaid Warrants from Exchange of 2022 and 2023 Convertible Notes	507,394
Balance December 31, 2023	507,394	—
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes	546,927	—
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock	2,816,291	—
Exercise of Prepaid Warrants in Exchange for Common Stock	(698,619)	—
Issuance of Prepaid Warrants for Common Stock	700,001	—
November 25, 2024 Private Placement of Common Warrants	—	382,205
Balance December 31, 2024	3,871,992	382,205

Upon the closing of the Company’s initial public offering on November 25, 2024, the conditional issuances of prepaid warrants and common stock noted in the table above became effective.

Subsequent to December 31, 2024, through April 28, 2025: 1,252,559 Prepaid Warrants (with an exercise price of $0.001 each) were exercised cashlessly for 1,250,777 shares of common stock; and 700,000 prepaid warrants were exchanged for 39,200 shares of Series B Preferred Stock, leaving 1,919,433 prepaid warrants remaining outstanding. (Subsequent to December 31, 2024, through April 28, 2025, the related party exercised 1,117,559 prepaid warrants (with an exercise price of $0.001 each) cashlessly for 1,115,909 shares of common stock, leaving 1,203,783 prepaid warrants outstanding.)

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 9 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

Preferred stock — Series A — In May 2024, the Company’s Board of Directors and Shareholders approved an offering of Series A Convertible Preferred Stock of up to $5,000,000, of which $4,948,478 was issued and outstanding and $0 remained available for issuance as of December 31, 2024 (as the offering was closed prior to the Company’s November 25, 2024 initial public offering). The shares of Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”) were sold at a Subscription Price of $10 per share and have a stated value of $12 per share (the “Stated Value”), and included stock purchase warrants to purchase shares of common stock calculated at 25% of the subscription price then divided by $5.00, with an exercise price equal to the lesser of $5.00 per share or the price per share at which the common stock is sold in the Company’s initial public offering. (Upon the closing of the Company’s initial public offering on November 25, 2024, the exercise price was set at the initial public offering price of $4.00 per share.) The warrants expire June 15, 2029. At any time after June 15, 2027, the Warrants shall be automatically exercised on a cashless basis if the common stock has traded for 5 consecutive trading days at or above 125% of the Exercise Price (or $5.00 per share). The Series A Preferred Stock is entitled to receive, out of funds legally available therefor, cumulative dividends at the rate of 15% per annum of the Stated Value (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series A Preferred Stock.

Dividends on the Series A Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series A Preferred Stock have no voting rights except as required by law.

Each share of Series A Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price. The “Conversion Price” was initially equal to $5.00 per share, subject to adjustment to the price per share at which the common stock is sold at the Company’s Initial Public Offering if lower than the initial Conversion Price (and was fixed at $4.00 per share upon the November 25, 2024 initial public offering at $4.00 per share). Each share of Series A Preferred Stock will automatically be converted on June 15, 2027 into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Any time on or after June 15, 2025, the Company shall have the right to redeem some or all of the outstanding shares of Series A Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series A Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount, plus all accrued and unpaid dividends on such shares of Series A Preferred Stock (or $492,366 as of December 31, 2024).

The Company received subscriptions of $4,948,478 of Series A Preferred Stock (of which $1,831,265 was from a related party), including $2,025,000 in cash (of which $834,000 was from a related party); $1,155,000 in the form of 525 barrels of aged whiskey (with an average value of $2,200 per barrel and with $259,875 allocated to barrel fixed assets and $895,125 allocated to whiskey inventory); $110,600 was paid by the sale of and transfer to the Company by a related party of an aggregate of 50 barrels of premium aged whiskey (with an average value of $2,212 per barrel and with $24,750 allocated to barrel fixed assets and $85,850 allocated to whiskey inventory); and, $719,919 was paid by the cancellation of outstanding indebtedness (factoring agreements) (of which $296,619 was from a related party). In addition, the Series A Preferred Stockholders who were issued Series A Preferred Stock in July through September 2024 received an additional 510,315 warrants with an exercise price of $6.00 per share as part of the Series A Preferred Stock subscriptions (the “$6.00 Warrants”) (of which 321,026 of the $6.00 Warrants were issued to a related party). In September 2024, the 510,315 $6.00 Warrants (including 321,026 $6.00 Warrants from a related party) were exchanged for 93,789 shares of Series A Preferred Stock that did not include any related warrants (including 59,001 shares of Series A Preferred Stock that did not include any related warrants for a related party). The value assigned to the $6.00 Warrants exchanged for Series A Preferred Stock that did not include any warrants was negotiated to be $937,959 (including $590,045 from a related party), or $1.838 per $6.00 Warrant using a Black-Scholes Valuation model with a then estimated IPO stock price of $5.00 per share and exercise price of $6.00 per share. The Company allocated the net proceeds between the warrants and the Series A Preferred Stock using the relative fair value method.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 9 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

In connection with the $4,948,478 of Series A Preferred Stock, the Company also issued 197,013 warrants to purchase common stock at the lesser of $5.00 per share or the price per share at which the common stock is sold in the Company’s initial public offering (of which 60,563 of the $5.00 Warrants were issued to a related party). Upon the November 25, 2024 initial public offering at $4.00 per share, the 197,013 warrants at $5.00 per share were recalculated and reissued as 246,267 warrants at $4.00 per share (and the 60,563 related party warrants at $5.00 per share were recalculated and reissued as 75,705 warrants at $4.00 per share).

The Series A Preferred Stock has a liquidation preference equal to the greater of (i) 110% of the sum of (a) the Series A Preferred Stock Stated Value, plus (b) the amount of the aggregate dividends then accrued on such share of Series A Preferred Stock and not previously paid, or (ii) such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. Accordingly, the Series A Preferred Stock liquidation preference as of December 31, 2024 (with 494,840 shares outstanding and a stated value of $5,938,080) was $6,943,830.

Preferred stock — Series B — Subsequent to December 31, 2024, by written consent dated January 23, 2025 (pursuant to authority conferred upon the Board of Directors by the Company’s second amended and restated certificate of incorporation), the Board of Directors designated 750,000 shares of authorized but unissued Preferred Stock as Series B Convertible Preferred Stock (the “Series B Preferred Stock”). The shares of Series B Preferred Stock, par value $0.0001 per share have a Subscription Price of $10 per share and a stated value of $12 per share (the “Series B Stated Value”). The Series B Preferred Stock is entitled to receive, out of funds legally available therefor, cumulative dividends at the rate of 15% per annum of the Series B Stated Value (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series B Preferred Stock.

Dividends on the Series B Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series B Preferred Stock have no voting rights except as required by law.

Each share of Series B Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price (equal to the VWAP of the common stock on the trading day immediately preceding the original issuance date or such shares of Series B Preferred Stock). Each share of Series B Preferred Stock will automatically be converted on the 36 month anniversary of the original issuance date into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Series B Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Any time on or after the 90 day anniversary or the original issue date of such shares of Series B Preferred Stock, the Company shall have the right to redeem some or all of the outstanding shares of Series B Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series B Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount plus all accrued and unpaid dividends on such shares of Series B Preferred Stock.

Subsequent to December 31, 2024, as of April 28, 2025, the Company had received subscriptions for $2,551,810 (255,181 shares) of Series B Preferred Stock (of which $250,000 was from a related party), including: $392,000 from the exchange of 700,000 prepaid warrants at a VWAP of $0.56 per prepaid warrant; and $1,150,000 from the ELOC Investor, of which $1,000,000 was purchased in January 2025 in conjunction with the execution and registration of the ELOC Purchase Agreement. (See Note 17.)

The Series B Preferred Stock has a liquidation preference equal to the greater of (i) 110% of the sum of (a) the Series B Preferred Stock Stated Value, plus (b) the amount of the aggregate dividends then accrued on such share of Series B Preferred Stock and not previously paid, or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. Accordingly, the Series B Preferred Stock liquidation preference as of April 28, 2025 (with 255,181 shares outstanding and a stated value of $3,062,172) was $3,433,497.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 9 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

Stock options — The Company’s 2018 Equity Incentive Plan was approved by the HDC Board and the HDC shareholders in March 2018. On April 27, 2019, in anticipation of the Company’s reorganization on May 1, 2019, the HDHC Board and the HDHC sole stockholder approved HDHC’s 2019 Equity Incentive Plan (the “2019 Plan”). Upon the closing of the Company’s initial public offering (which occurred on November 25, 2024), the 2024 Equity Incentive Plan (the “2024 Plan”) became effective, authorizing the issuance of up to 2,500,000 shares of common stock. As of December 31, 2024, the Company had made no grants under the 2024 Plan.

The 2024 Plan allows for the grant of incentive stock options (“ISOs”), nonqualified stock options (“NQSOs”), stock appreciation rights (“SARs”), restricted stock, RSU awards, performance shares, and performance units to eligible participants for ten (10) years (until November 2034).

The 2019 Plan allows for the grant of incentive stock options (“ISOs”), nonqualified stock options (“NQSOs”), stock appreciation rights (“SARs”), restricted stock, RSU awards, performance shares, and performance units to eligible participants for ten (10) years (until April 2029). The cost of awards under the 2019 Plan generally is based on the fair value of the award on its grant date. The maximum number of shares that may be utilized for awards under the 2019 Plan is 256,500.

The following sets forth the outstanding ISOs and related activity for the years ended December 31, 2024 and 2023:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	8,137	$157.89	2.82	$0.00
Forfeited	(1,959)	$157.89
Outstanding at December 31, 2023	6,178	$157.89	1.86	$0.00
Exercisable at December 31, 2023	6,178	$157.89	1.86	$0.00
Forfeited	(167)	$157.89
Outstanding at December 31, 2024	6,011	$157.89	0.86	$0.00
Exercisable at December 31, 2024	6,011	$157.89	0.86	$0.00
Remaining unvested at December 31, 2024	—	$157.89

ISOs require a recipient to remain in service to the Company, ISOs generally vest ratably over periods ranging from one to four years from the vesting start date of the grant and vesting of ISOs ceases upon termination of service to the Company. Vested ISOs are exercisable for three months after the date of termination of service. The terms and conditions of any ISO shall comply in all respects with Section 422 of the Code, or any successor provision, and any applicable regulations thereunder. The exercise price of each ISO is the fair market value of the Company’s stock on the applicable date of grant. The Company used the mean volatility estimate from Varga’s 409A valuation based on the median 5-year volumes of select peer companies. Fair value is estimated based on a combination of shares being sold at $157.89 up through February of 2019 and the most recent 409A completed when these ISOs were issued in April of 2018 valuing the Company’s stock at $157.89 per share. No ISOs may be granted more than ten (10) years after the earlier of the approval by the Board, or the stockholders, of the 2019 Plan.

There were no grants in the years ended December 31, 2024 and 2023. As of December 31, 2024, the Company had $0 of unrecognized compensation expense related to ISOs expected to vest over a weighted average period of 0.0 years. The weighted average remaining contractual life of outstanding and exercisable ISOs is 1.86 years.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 9 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

The following table presents stock-based compensation expense included in the consolidated statements of operations related to ISOs issued under the 2019 Plan:

	For the Twelve Months Ended December 31,
	2024	2023
Cost of Sales	$—	$—
Sales and Marketing	—	—
General and Administrative	—	18,595
Total Share-based Compensation	$—	$18,595

Restricted stock units — The RSU awards granted in 2019 under the 2019 Plan were granted at the fair market value of the Company’s stock on the applicable date of grant. RSU awards generally vest ratably over periods ranging from one to four years from the grant’s start date. Upon termination of service to the Company, vesting of RSU awards ceases, and most RSU grants are forfeited by the participant, unless the award agreement indicates otherwise. The majority of RSU awards are “double trigger” and both the service-based component, and the liquidity-event component (including applicable lock-up periods) must be satisfied prior to an award being settled. Upon settlement, the RSU awards are paid in shares of common stock. The Company recognizes the compensation expense for the restricted stock units based on the fair value of the shares at the grant date amortized over the stated period for only those shares that are not subject to the double trigger.

The following table summarizes the RSU activity for the years ended December 31, 2024 and 2023:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Unvested and Outstanding at December 31, 2022	105,727	$157.89
Granted	14,015	$157.89
Forfeited/Canceled/Expired	(2,798)	$157.89
Unvested and Outstanding at December 31, 2023	116,944	$157.89
Granted	234,525	$4.00
Forfeited/Canceled/Expired	(105,880)	$157.89
Vested and Outstanding at December 31, 2024	245,589	$10.93

During the year ended December 31, 2024, the Company recognized $4,892,110 stock-based compensation expense (including $312,500 accrued but not yet awarded) in connection with RSU awards granted under the plans. Compensation expense for RSU awards is recognized upon meeting both the time-vesting condition and the triggering event condition. During the year ended December 31, 2024, 520 restricted stock units (“RSUs”) were forfeited. In May 2024, 105,360 RSUs were voluntarily terminated, and 2,500 were issued, leaving 11,064 issued RSUs to settle at a grant value of $157.89 per unit. In May 2024, the Board of Directors approved awarding 234,525 RSUs to employees, directors and consultants with a fair grant value of $4.00 per unit. These RSUs contain a double trigger and, upon grant, were deemed to have met their time-based service requirements for vesting. They will settle on the expiration of the Market Stand-off provision in the 2019 stock incentive plan (or May 24, 2025, which is 180 days from the November 25, 2024 closing of the Company’s initial public offering). For the period ended December 31, 2024, upon the consummation of the initial public offering on November 25, 2024, the Company recorded an expense of $2,684,995 at the fair grant values per RSU for the total 245,589 then vested awards.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 9 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

Equity-Based (Non-Cash) Compensation — The Company recorded equity-based (non-cash) compensation for employees (personnel) and consultants for the years ended December 31, 2024 and 2023 as follows:

	Years Ended December 31,
	2024	2023
Production / Cost of Sales	$178,140	$—
Sales and Marketing	729,592	—
General and Administrative	2,414,097	6,028
Subtotal Employee Compensation	3,321,829	6,028
Professional Fees (General and Administrative)	1,570,281	12,566
Total Non-Cash Share-Based Compensation	$4,892,110	$18,594

Equity-classified warrants — The Company estimates the fair values of equity warrants using the Black-Scholes option-pricing model on the date of issuance with Monte Carlo simulations to determine the probability of warrants being exercisable.

Contingent Legacy Shareholder Warrants — On October 30, 2024 the Company issued warrants to purchase common stock that became contingently exercisable upon the closing of an initial public offering (which occurred on November 25, 2024), at the price per share of the Company’s initial public offering (or $4.00 per share) to its common shareholders of record as of May 31, 2023 (the “Contingent Legacy Shareholder Warrants”), that will be exercisable, if at all, provided / contingent upon: if the warrant holder continuously holds the shares such holder owned on May 31, 2023 through the date the warrant is exercised; and if the common stock attains a specified volume weighted average price per share (“VWAP”) over a 10-trading-day period (the “10-Trading-Day VWAP”) before expiring:

●	Tranche 1 - for up to 762,488 shares of common stock (of which up to 128,358 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 200% of the $4.00 per share initial public offering price (or $8 per share), and that will expire on the 24-month anniversary of the Company’s initial public offering (the “$8 Contingent Legacy Shareholder Warrants”);

●	Tranche 2 - for up to 1,524,976 shares of common stock (of which up to 256,716 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 300% of the $4.00 per share initial public offering price (or $12 per share), and that will expire on the 42-month anniversary of the Company’s initial public offering (the “$12 Contingent Legacy Shareholder Warrants”); and,

●	Tranche 3 - for up to 1,906,220 shares of common stock (of which up to 320,895 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 500% of the $4.00 per share initial public offering price (or $20 per share), and that will expire on the 60-month anniversary of the Company’s initial public offering (the “$20 Contingent Legacy Shareholder Warrants”).

The Company recorded a value of $8,828 for the Contingent Legacy Shareholder Warrants as of the October 30, 2024 grant date based on a Black Scholes option pricing model. The assumptions used in the Black-Scholes option pricing model for the Contingent Legacy Shareholder Warrants were as follows:

	For the Years Ended December 31,
	2024	2023
Weighted Average Expected Volatility	70%	—
Expected Dividends	—%	—
Weighted Average Expected Term (in years)	5	—
Risk-Free Interest Rate	4.22%	—
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95% to 75%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025% to 2.25%

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 9 — STOCKHOLDERS’ EQUITY / (DEFICIT) (cont.)

As of December 31, 2024 there were outstanding and exercisable: 725,608 $8 Contingent Legacy Shareholder Warrants; 1,451,216 $12 Contingent Legacy Shareholder Warrants; and 1,814,020 $20 Contingent Legacy Shareholder Warrants, (of which 115,456;230,912;and 288,640, respectively were to a related party) with weighted-average remaining contractual terms of 1.89 years, 3.39 years, and 4.9 years, respectively.

Other equity classified warrants — In addition to the Contingent Legacy Shareholder Warrants discussed above, during the year ended December 31, 2024, the Company issued a total of 413,971 equity classified warrants, including: 83,333 warrants at $6.00 per share in conjunction with July 2024 accounts receivable factoring agreement; 84,377 Underwriter Warrants in conjunction with the Company’s initial public offering; and, 197,013 warrants to purchase common stock, (of which, 60,563 were to a related party) in connection with the issuance of Series A Preferred Stock. Upon the November 25, 2024 initial public offering at $4.00 per share, the 197,013 warrants at $5.00 per share were recalculated and reissued as 246,267 warrants at $4.00 per share (and the 60,563 related party warrants at $5.00 per share were recalculated and reissued as 75,705 warrants at $4.00 per share.). For the year ended December 31, 2023 the Company issued zero warrants. During the years ended December 31, 2024 and 2023, the assumptions used in the Black-Scholes option pricing model were as follows:

	For the Years Ended December 31,
	2024	2023
Weighted Average Expected Volatility	70%	—
Expected Dividends	—%	—
Weighted Average Expected Term (in years)	5	—
Risk-Free Interest Rate	4.22%	—

As of December 31, 2023, 35,720 fixed warrants were exchanged for previously issued variable warrants. As of December 31, 2024 and 2023, in addition to the Contingent Legacy Shareholder Warrants discussed above, there were outstanding and exercisable warrants to purchase 796,176 and 116,928, respectively, shares of common stock, As of December 31, 2024, the weighted-average remaining contractual term was 1.85 years for the outstanding and exercisable warrants.

The Underwriting Agreement and the related warrants granted to the Underwriter equal 5% of the total proceeds raised in the Company’s November 25, 2024 initial public offering at an exercise price equal to the offering price, or warrants for 84,377 shares at $4.00 per share (the “Underwriter Warrants”). The number of Underwriter Warrants may increase by up to 15% (to warrants for 97,034 shares at $4.00 per share) if the Underwriter elects to utilize the overallotment rights of the Offering. As of April 28, 2025, the underwriter has not exercised any Underwriter Warrants.

Deferred Compensation — Beginning in May 2023, certain senior level employees elected to defer a portion of their salary until such time as the Company completed a successful public registration of its stock (which occurred on November 25, 2024). Upon success of the Company’s initial public offering, each employee was then to be paid their deferred salary plus a range of matching dollars in RSUs (under the new 2024 Plan noted above) for every 1 dollar of deferred salary. As of December 31, 2024, the Company recorded $848,908 of such deferred payroll expense, including $457,730 paid in cash in December 2024, and $391,179 remaining to be paid which is included in accrued liabilities as of December 31, 2024. Accordingly, as of December 31, 2024 the Company has also committed to issue approximately $1,894,615 in equity compensation (in the form of RSUs or stock options) related to the deferred compensation.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements